Fees and Expenses - VanEck Emerging Markets Bond ETF	May 01, 2026
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Other Expenses” are restated to reflect current fees.
Operating Expenses Caption [Optional Text]	The “Annual Fund Operating Expenses” and “Expense Example” tables (including the related footnotes) as included in the Fund’s Summary Prospectus and “Summary Information - Fees and Expenses” section of the Fund’s Prospectus will be deleted and replaced with the following: Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	EXPENSE EXAMPLE